Basis of Presentation and Significant Accounting Policies (Details) - Schedule of intangible assets	12 Months Ended
Dec. 31, 2021
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of intangible assets [Line Items]
Favourable lease	See below
Computer Software [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of intangible assets [Line Items]
Intangible assets life	Sum of years, declining over 5 years